Transactions with Related Parties (Table) (Details) (USD $)	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Included in Commissions
Charter hire commissions	$ 1,650,020	$ 1,577,594
Management fees - related party
Total Management fees - related party	3,553,781	2,683,090
Allseas Marine SA
Included in Commissions
Charter hire commissions	350,706	352,539
Netted against Gain from sale of assets
Vessel sale & purchase commissions	745,000	0
Included in Vessel operating expenses
Superintendent fees	193,351	231,520
Included in Dry-docking expenses
Superintendent fees	123,840	109,248
Management fees - related party
Management fees	2,294,542	1,994,204
Financial accounting and reporting services	379,224	353,102
Loretto agreement	880,015	335,784
Total Management fees - related party	3,553,781	2,683,090
Included in General and administrative expenses
Administrative fees	19,695	18,866
Executive services agreement	$ 1,986,790	$ 3,726,847